Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Investments at Fair Value
The following table represents the investments measured at fair value as of December 31, 2025 and 2024, with respect to the established fair value hierarchy level:

		December 31,
	Level	2025	2024

Investments in registered investment companies	1	$129,611,824	$93,555,373
Dream Finders Homes Stock Fund	1	562,353	569,112
Collective trust	see below	2,452,316	2,323,015
Total investments measured at fair value		$132,626,493	$96,447,500